Commitments and Contingencies (Details Narrative) - USD ($)										9 Months Ended		12 Months Ended
	Sep. 01, 2024	Mar. 13, 2023	Feb. 28, 2023	Feb. 13, 2023	Jan. 20, 2023	Dec. 08, 2022	Oct. 27, 2022	Sep. 26, 2022	Jul. 29, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2021
Product Liability Contingency [Line Items]
Participation interests															$ 285,000,000
Percentage of raffle revenue net															7.00%
Obligation to pay digital securities amount																$ 5,632
Rent expenses										$ 169,831	$ 98,558		$ 61,960	$ 2,434
Lease cost	$ 154
Related party costs								$ 16,500,000	$ 16,500,000
Legal fees unpaid						$ 3,024,201	$ 397,037
Payment of litigation expense				$ 50,000	$ 75,000
Partial payment			$ 75,000
Loss on contract termination		$ 4,600,000
Spicewood [Member]
Product Liability Contingency [Line Items]
Rent expenses										$ 1,669
Lease expiration date										Jan. 31, 2024
Waco [Member]
Product Liability Contingency [Line Items]
Rent expenses	$ 2,434
Lease expiration date	Dec. 31, 2024
Boca Raton [Member]
Product Liability Contingency [Line Items]
Rent expenses										$ 25,000
Lease expiration date										Jul. 31, 2025
Subsequent Event [Member]
Product Liability Contingency [Line Items]
Rent expenses												$ 1,669